Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 12,000,000		$ 46,000,000		$ (68,000,000)
Percentage of accounts receivable outstanding, less than 60 days	98.00%	98.00%
Target Net Debt to Adjusted EBITDA Ratio	1.0
Cash and cash equivalents	$ 2,227,000,000		4,524,000,000		$ 2,873,000,000
Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	7,028,000,000		8,537,000,000
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	5,028,000,000	$ 3,802	6,537,000,000	$ 4,800
WRB Refining LP
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	119,000,000	90
Uncommitted Demand Facilities
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	$ 1,400,000,000
Fair value derivative financial instruments
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average contract financial term	13 months
Top of range | Uncommitted Demand Facilities
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Amount of undrawn facilities for general purposes	$ 1,100,000,000
Liquidity risk | Committed Credit Facility
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	$ 5,500,000,000
Foreign Exchange Rate Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value		$ 0		$ 168
Interest rate swap contract
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value			$ 0
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.40%	0.40%	0.40%	0.40%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Credit risk | Investment grade counterparties | Bottom of range
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	83.00%	83.00%	85.00%	85.00%